Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
5.         Fair Value Measurements

The Company has adopted Fair Value Measurements and Disclosure Topic of the FASB.  This Topic applies to certain assets and liabilities that are being measured and reported on a fair value basis.  The Fair Value Measurements Topic defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  This Topic enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The Topic requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

Assets/Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurement at June 30, 2011
	Quoted Price	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
	Level 1	Level 2	Level 3	Total
Assets
Money market investment	$-	$6,517	$-	$6,517

Liabilities
Derivative liabilities	-	7,244	-	7,244

The Company's financial instruments include cash equivalents, accounts payable and accrued liabilities and derivative  instruments. Only cash equivalents, options issued to consultants and derivatives are carried at their fair value. Due to the short-term maturity of accounts payable and accrued liabilities, the carrying value of these instruments is a reasonable estimate of their fair value. The derivative liability instrument is carried at fair value and calculated using the Black-Scholes option pricing model using the following assumptions; expected dividend 0%; risk-free interest rate of 2.2%; expected volatility of 140% or 132%; and a 3.8 or 4.9 year expected life, respectively. The options also use the Black Scholes model with the following assumptions: expected dividend 0%; risk-free interest rate of 2.5-2.6%; expected volatility of 115%- 134.7%; and a 6-6.9 year expected life.

7.         Fair Value Measurements

The Company has adopted Fair Value Measurements and Disclosure Topic of the FASB.  This Topic applies to certain assets and liabilities that are being measured and reported on a fair value basis.  The Fair Value Measurements Topic defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  This Topic enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The Topic requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.

Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

Assets/Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurement at December 31, 2010
	Quoted Price	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative warrant liability	-	$10,450	-	$10,450

The Company's financial instruments include accounts receivable, accounts payable and derivative warrant instruments. Due to the short-term maturity of accounts receivable and accounts payable, the carrying value of these instruments is a reasonable estimate of their fair value.  Derivative warrant liability instrument is carried at fair value and calculated using Black-Scholes option pricing model using the following weighted average assumptions; expected dividend 0%; risk-free interest rate of 2.01%; expected volatility of 128% and a 4.3 year expected life.